Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Expense
The components of lease expense were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Operating lease expense	$2,141	$1,923	$142
Short-term lease expense	122	130	12
Variable lease expense	311	310	—
Total lease expense	$2,574	$2,363	$154

Schedue of Supplemental Balance Sheet Information	Supplemental information related to leases was as follows:

Successor
As of December 31, 2023
Weighted average remaining lease terms (in years)	6.4
Weighted average discount rate	5.2%

Schedule of Maturities of Facility Lease Liabilities
Maturities of lease liabilities by fiscal year for our operating leases are as follows:

Successor
As of December 31, 2023
2024	$2,589
2025	2,244
2026	278
2027	282
2028	282
Thereafter	980
Total lease payments	6,655
Less: Imputed interest	(740)
Present value of operating lease liabilities	$5,915